UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saratoga Research & Investment Management
Address: 14471 Big Basin Way, Suite E
         Saratoga, CA  95070


13F File Number: 028-13757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin P. Tanner
Title:    President
Phone:    (408) 741-2333

Signature, Place, and Date of Signing:

/s/ Kevin P. Tanner             Saratoga, CA              Date January 13, 2012
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   51

Form 13F Information Table Value Total:   $557,510 (thousands)

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    20564   251611 SH       Sole                   221366             30245
Abbott Labs                    COM              002824100    11108   197554 SH       Sole                   175624             21930
Adobe Systems                  COM              00724F101    10060   355848 SH       Sole                   312033             43815
Altria Group                   COM              02209S103      267     9000 SH       Sole                     4300              4700
Automatic Data Processing      COM              053015103    22551   417525 SH       Sole                   363695             53830
Becton, Dickinson & Co         COM              075887109     9654   129203 SH       Sole                   114493             14710
Berkshire Hathaway B           COM              084670702     9440   123717 SH       Sole                   110232             13485
Bristol-Myers Squibb           COM              110122108      326     9265 SH       Sole                     3640              5625
Brown-Forman Cl B              COM              115637209     8004    99412 SH       Sole                    78992             20420
C. R. Bard                     COM              067383109    10393   121557 SH       Sole                   107277             14280
C.H. Robinson Worldwide        COM              12541W209     4183    59940 SH       Sole                    44290             15650
Cisco Systems                  COM              17275R102    20563  1137329 SH       Sole                  1022324            115005
Coca-Cola                      COM              191216100    22283   318468 SH       Sole                   281478             36990
Cognizant Tech Solutions       COM              192446102     2581    40135 SH       Sole                    36950              3185
Colgate-Palmolive              COM              194162103     6652    71998 SH       Sole                    58023             13975
Diageo PLC                     COM              25243Q205      330     3780 SH       Sole                     1475              2305
Ecolab Inc                     COM              278865100      645    11153 SH       Sole                    11153
FactSet Research Sys           COM              303075105     5603    64190 SH       Sole                    48655             15535
General Dynamics               COM              369550108    11714   176388 SH       Sole                   152488             23900
Int'l Business Machines        COM              459200101    22880   124427 SH       Sole                   109487             14940
Johnson & Johnson              COM              478160104    21181   322976 SH       Sole                   287896             35080
Kellogg Company                COM              487836108     9990   197555 SH       Sole                   174330             23225
Lorillard Inc                  COM              544147101      262     2300 SH       Sole                     1100              1200
McCormick & Co                 COM              579780206    11403   226165 SH       Sole                   198520             27645
McDonalds                      COM              580135101    25203   251198 SH       Sole                   218948             32250
Medtronic                      COM              585055106    20503   536038 SH       Sole                   473883             62155
Microsoft                      COM              594918104    21075   811821 SH       Sole                   716236             95585
NIKE                           COM              654106103    16209   168195 SH       Sole                   142400             25795
National Grid PLC              COM              636274300      201     4150 SH       Sole                     1940              2210
Nestle SA Spons ADR            COM              641069406     8719   150987 SH       Sole                   112382             38605
Novo Nordisk ADR               COM              670100205    22466   194915 SH       Sole                   169670             25245
Omnicom Group                  COM              681919106    21045   472082 SH       Sole                   417827             54255
Oracle                         COM              68389X105    20895   814628 SH       Sole                   719140             95488
Paychex                        COM              704326107      331    11005 SH       Sole                     5965              5040
Pepsico                        COM              713448108    11194   168715 SH       Sole                   146280             22435
Procter & Gamble               COM              742718109    21538   322860 SH       Sole                   286270             36590
Southern Copper Corp           COM              84265V105      457    15150 SH       Sole                     6000              9150
Spectra Energy                 COM              847560109      378    12280 SH       Sole                     4300              7980
St Jude Medical                COM              790849103      313     9115 SH       Sole                     9115
Stericycle                     COM              858912108      498     6390 SH       Sole                     6390
Stryker                        COM              863667101    19277   387787 SH       Sole                   343067             44720
Sysco Corp                     COM              871829107    22731   774997 SH       Sole                   681357             93640
Total System Services          COM              891906109     9293   475095 SH       Sole                   444940             30155
United Technologies            COM              913017109    17113   234141 SH       Sole                   216126             18015
Varian Medical Systems         COM              92220P105    11263   167773 SH       Sole                   149158             18615
Wal-Mart Stores                COM              931142103    23174   387786 SH       Sole                   341546             46240
Kinder Morgan Energy Prtns LP  ETP              494550106      316     3725 SH       Sole                     2020              1705
Oneok Partners LP              ETP              68268N103      456     7900 SH       Sole                     4100              3800
Plains All American Pipeline L ETP              726503105      242     3300 SH       Sole                     2600               700
SPDR Gold Trust                ETF              78463V107    11995    78920 SH       Sole                    67859             11061
iShares Silver Trust           ETF              46428Q109     7988   296500 SH       Sole                   256765             39735

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